Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax
Schedule of current and deferred tax

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Current tax:
Current tax for the year	99	69	60
Adjustments in respect of prior years	1	(20)	37
Total current tax	100	49	97
Deferred tax:
Deferred tax for the year	(134)	(11)	8
Adjustments in respect of prior years	(6)	28	(57)
Total deferred tax	(140)	17	(49)
Income tax (credit)/charge	(40)	66	48

Schedule of reconciliation of tax expense and the accounting loss multiplied by the Group's domestic tax rate

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Loss before tax	1	(106)	(87)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax: 27.08% (2016: 29.22%; 2015: 29.22%)	—	(31)	(25)
Tax losses for which no deferred income tax asset was recognized	—	1	2
Re-measurement of deferred taxes	(78)	(6)	(6)
Adjustment in respect of prior years	(4)	8	(20)
Income subject to state and other local income taxes	17	10	12
Income taxed at rates other than standard tax rates	(19)	21	30
Non-deductible items	36	66	59
Other	8	(3)	(4)
Income tax (credit)/charge	(40)	66	48